Securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 59,381,053	₩ 38,314,170
Securities at amortized cost	45,582,065	28,478,136
Debt securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	58,573,094	37,677,645
Securities at amortized cost	45,582,065	28,478,136
Government
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	17,597,910	8,975,391
Securities at amortized cost	30,385,084	18,000,454
Financial institutions
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	21,527,242	17,341,330
Securities at amortized cost	4,770,204	2,171,623
Corporate bonds and others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	19,447,942	11,360,924
Securities at amortized cost	10,426,777	8,306,059
Equity securities
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	807,959	636,525
Stocks
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	728,311	630,010
Equity investments
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	5,356	6,515
Others
Securities at fair value through other comprehensive income and securities at amortized cost [Line Items]
Securities at fair value through other comprehensive income	₩ 74,292	₩ 0